Shareholder Fees - Aggressive Growth Fund	Dec. 01, 2020 USD ($)
Fund Shares
Shareholder Fees:
Shareholder Fee, Other	none
Inst. Shares
Shareholder Fees:
Shareholder Fee, Other	none